Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of composition of trade accounts receivables

	2024	2023
Trade accounts receivables	145,409	147,619
Related parties - note 20	885	852
Impairment of trade accounts receivables	(5,501)	(6,561)
	140,793	141,910

Schedule of changes in impairment of trade accounts receivables

	2024	2023
Balance at the beginning of the year	(6,561)	(4,326)
Additions	(11,754)	(4,101)
Reversals	12,084	2,023
Foreign exchange gains (losses)	730	(157)
Balance at the end of the year	(5,501)	(6,561)

Schedule of analysis of trade accounts receivables by currency

	2024	2023
USD	121,240	122,025
BRL	19,540	19,435
Other	13	450
	140,793	141,910

Schedule of aging of trade accounts receivables

	2024	2023
Current	129,918	125,625
Up to 3 months past due	12,693	18,529
From 3 to 6 months past due	568	1,405
Over 6 months past due	3,115	2,912
	146,294	148,471
Impairment of trade accounts receivables	(5,501)	(6,561)
	140,793	141,910